Subordinated Liabilities	12 Months Ended
Dec. 31, 2017
Consolidated and separate financial statements [line items]
Subordinated Liabilities

The notes included in this section focus on the Group’s loan capital and shareholders’ equity including issued share capital, retained earnings, other equity balances and interests of minority shareholders in our subsidiary entities (non-controlling interests). For more information on capital management and how the Group maintains sufficient capital to meet our regulatory requirements see pages 137 to 145.

30 Subordinated liabilities

Accounting for subordinated debt Subordinated debt is measured at amortised cost using the effective interest method under IAS 39.

	2017	2016
	£m	£m
Opening balance as at 1 January	23,383	21,467
Issuances	3,041	1,457
Redemptions	(1,378)	(1,143)
Other	(1,220)	1,602
Total subordinated liabilities	23,826	23,383

Issuances totalling £3,041m made up of $2,000m 4.836% Fixed Rate Subordinated Callable Notes (£1,547m), €1,500m 2% Fixed Rate Subordinated Callable Notes (£1,384m) and SGD 200m 3.75% Fixed Rate Resetting Subordinated Callable Notes (£110m). Redemptions totalling £1,378m include £133m 6.375% Undated Subordinated Notes, $1,556m 6.05% Fixed Rate Subordinated Notes (£1,151m), $117m 7.434% Step-up Callable Perpetual Reserve Capital Instruments (£87m) and instruments issued by other subsidiaries (£7m). Other movements include a decrease of £1,220m largely due to the depreciation of period end USD against GBP.

Subordinated liabilities include accrued interest and comprise undated and dated loan capital as follows:

	2017	2016
	£m	£m
Undated subordinated liabilities	4,191	4,495
Dated subordinated liabilities	19,635	18,888
Total subordinated liabilities	23,826	23,383

None of the Group’s loan capital is secured.

Undated subordinated liabilities
		Subordinated liabilities per balance sheet
		2017	2016
	Initial call date	£m	£m
Barclays Bank PLC issued
Tier One Notes (TONs)
6% Callable Perpetual Core Tier One Notes	2032	16	17
6.86% Callable Perpetual Core Tier One Notes (USD 179m)	2032	197	232
Reserve Capital Instruments (RCIs)
7.434% Step-up Callable Perpetual Reserve Capital Instruments (USD 117m)	2017	-	100
6.3688% Step-up Callable Perpetual Reserve Capital Instruments	2019	36	37
14% Step-up Callable Perpetual Reserve Capital Instruments	2019	3,142	3,124
5.3304% Step-up Callable Perpetual Reserve Capital Instruments	2036	52	54
Undated Notes
6.375% Undated Subordinated Notes	2017	-	140
7.7% Undated Subordinated Notes (USD 99m)	2018	74	84
8.25% Undated Subordinated Notes	2018	144	148
7.125% Undated Subordinated Notes	2020	182	193
6.125% Undated Subordinated Notes	2027	43	45
Junior Undated Floating Rate Notes (USD 38m)	Any interest payment date	28	31
Undated Floating Rate Primary Capital Notes Series 3	Any interest payment date	21	21
Bonds
9.25% Perpetual Subordinated Bonds (ex-Woolwich Plc)	2021	87	91
9% Permanent Interest Bearing Capital Bonds	At any time	45	47
Loans
5.03% Reverse Dual Currency Undated Subordinated Loan (JPY 8,000m)	2028	51	54
5% Reverse Dual Currency Undated Subordinated Loan (JPY 12,000m)	2028	73	77
Total undated subordinated liabilities		4,191	4,495

Undated loan capital

Undated loan capital is issued by the Bank and its subsidiaries for the development and expansion of the business and to strengthen the capital bases. The principal terms of the undated loan capital are described below:

Subordination

All undated loan capital ranks behind the claims against the bank of depositors and other unsecured unsubordinated creditors and holders of dated loan capital in the following order: Junior Undated Floating Rate Notes; other issues of Undated Notes, Bonds and Loans ranking pari passu with each other; followed by TONs and RCIs ranking pari passu with each other.

Interest

All undated loan capital bears a fixed rate of interest until the initial call date, with the exception of the 9% Bonds which are fixed for the life of the issue, and the Junior and Series 3 Undated Notes which are floating rate.

After the initial call date, in the event that they are not redeemed, the 7.125%, 6.125% Undated Notes and the 9.25% Bonds will bear interest at rates fixed periodically in advance for five-year periods based on market rates. All other undated loan capital except the two floating rate Undated Notes will bear interest, and the two floating rate Undated Notes currently bear interest, at rates fixed periodically in advance based on London interbank rates.

Payment of interest

The Bank is not obliged to make a payment of interest on its Undated Notes, Bonds and Loans excluding the 7.7% Undated Notes, 8.25% Undated Notes and 9.25% Bonds if, in the preceding six months, a dividend has not been declared or paid on any class of shares of Barclays PLC or, in certain cases, any class of preference shares of the Bank. The Bank is not obliged to make a payment of interest on its 9.25% Perpetual Subordinated Bonds if, in the immediately preceding 12 months’ interest period, a dividend has not been paid on any class of its share capital. Interest not so paid becomes payable in each case if such a dividend is subsequently paid or in certain other circumstances. During the year, the Bank declared and paid dividends on its ordinary shares and on all classes of preference shares.

No payment of principal or any interest may be made unless the Bank satisfies a specified solvency test.

The Bank may elect to defer any payment of interest on the 7.7% Undated Notes and 8.25% Undated Notes. Until such time as any deferred interest has been paid in full, neither the Bank nor Barclays PLC may declare or pay a dividend, subject to certain exceptions, on any of its ordinary shares, preference shares, or other share capital or satisfy any payments of interest or coupons on certain other junior obligations.

The Bank may elect to defer any payment of interest on the RCIs. Any such deferred payment of interest must be paid on the earlier of: (i) the date of redemption of the RCIs, (ii) the coupon payment date falling on or nearest to the tenth anniversary of the date of deferral of such payment, and (iii) in respect of the 14% RCIs only, substitution. While such deferral is continuing, neither the Bank nor Barclays PLC may declare or pay a dividend, subject to certain exceptions, on any of its ordinary shares or preference shares.

The Bank may elect to defer any payment of interest on the TONs if it determines that it is, or such payment would result in it being, in non-compliance with capital adequacy requirements and policies of the PRA. Any such deferred payment of interest will only be payable on a redemption of the TONs. Until such time as the Bank next makes a payment of interest on the TONs, neither the Bank nor Barclays PLC may (i) declare or pay a dividend, subject to certain exceptions, on any of their respective ordinary shares or Preference Shares, or make payments of interest in respect of the Bank’s Reserve Capital Instruments and (ii) certain restrictions on the redemption, purchase or reduction of their respective share capital and certain other securities also apply.

Repayment

All undated loan capital is repayable at the option of the Bank, generally in whole, at the initial call date and on any subsequent coupon or interest payment date or in the case of the 7.125%, 6.125% Undated Notes and the 9.25% Bonds on any fifth anniversary after the initial call date. In addition, each issue of undated loan capital is repayable, at the option of the Bank in whole in the event of certain changes in the tax treatment of the notes, either at any time, or on an interest payment date. There are no events of default except non-payment of principal or mandatory interest. Any repayments require the prior approval of the PRA.

Other

All issues of undated subordinated liabilities are non-convertible.

30 Subordinated liabilities continued
Dated subordinated liabilities
			Subordinated liabilities per balance sheet
			2017	2016
	Initial call date	Maturity date	£m	£m
Barclays PLC issued
2.625% Fixed Rate Subordinated Callable Notes (EUR 1,250m)	2020	2025	1,119	1,084
2% Fixed Rate Subordinated Callable Notes (EUR 1,500m)	2023	2028	1,325	-
4.375% Fixed Rate Subordinated Notes (USD 1,250m)	-	2024	947	1,054
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	111	-
5.20% Fixed Rate Subordinated Notes (USD 2,050m)	-	2026	1,439	1,590
4.836% Fixed Rate Subordinated Callable Notes (USD 2,000m)	2027	2028	1,471	-
Barclays Bank PLC issued	-
6.05% Fixed Rate Subordinated Notes (USD 1,556m)	-	2017	-	1,316
Floating Rate Subordinated Notes (EUR 40m)	-	2018	36	34
6% Fixed Rate Subordinated Notes (EUR 1,750m)	-	2018	1,643	1,590
CMS-Linked Subordinated Notes (EUR 100m)	-	2018	93	90
CMS-Linked Subordinated Notes (EUR 135m)	-	2018	124	120
Fixed/Floating Rate Subordinated Callable Notes	2018	2023	533	548
7.75% Contingent Capital Notes (USD 1,000m)	2018	2023	747	822
Floating Rate Subordinated Notes (EUR 50m)	-	2019	44	42
5.14% Lower Tier 2 Notes (USD 1,094m)	-	2020	841	956
6% Fixed Rate Subordinated Notes (EUR 1,500m)	-	2021	1,484	1,444
9.5% Subordinated Bonds (ex-Woolwich Plc)	-	2021	273	286
Subordinated Floating Rate Notes (EUR 100m)	-	2021	88	85
10% Fixed Rate Subordinated Notes	-	2021	2,261	2,345
10.179% Fixed Rate Subordinated Notes (USD 1,521m)	-	2021	1,118	1,285
Subordinated Floating Rate Notes (EUR 50m)	-	2022	44	43
6.625% Fixed Rate Subordinated Notes (EUR 1,000m)	-	2022	1,043	1,042
7.625% Contingent Capital Notes (USD 3,000m)	-	2022	2,163	2,390
Subordinated Floating Rate Notes (EUR 50m)	-	2023	44	43
5.75% Fixed Rate Subordinated Notes	-	2026	366	384
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)	-	2027	97	103
6.33% Subordinated Notes	-	2032	62	64
Subordinated Floating Rate Notes (EUR 68m)	-	2040	60	58
Issuances by other subsidiaries	-	2018-2019	59	70
Total dated subordinated liabilities			19,635	18,888

Dated loan capital

Dated loan capital is issued by the Company, the Bank and respective subsidiaries for the development and expansion of their business and to strengthen their respective capital bases. The principal terms of the dated loan capital are described below:

Subordination

Dated loan capital issued by the Company ranks behind the claims against the Company of unsecured unsubordinated creditors but before the claims of the holders of its equity.

All dated loan capital issued by the Bank ranks behind the claims against the Bank of depositors and other unsecured unsubordinated creditors but before the claims of the undated loan capital and the holders of its equity. The dated loan capital issued by other subsidiaries is similarly subordinated.

Interest

Interest on the Floating Rate Notes is fixed periodically in advance, based on the related interbank or local central bank rates.

Interest on the 7.75% Contingent Capital Notes, 2.625% Fixed Rate Subordinated Callable Notes, 4.836% Fixed Rate Subordinated Callable Notes, 2% Fixed Rate Subordinated Callable Notes and the 3.75% Fixed Rate Resetting Subordinated Callable Notes are fixed until the call date. After the respective call dates, in the event that they are not redeemed, the interest rates will be re-set and fixed until maturity based on a market rate.

Repayment

Those Notes with a call date are repayable at the option of the issuer, on conditions governing the respective debt obligations, some in whole or in part, and some only in whole. The remaining dated loan capital outstanding at 31 December 2017 is redeemable only on maturity, subject in particular cases to provisions allowing an early redemption in the event of certain changes in tax law, or to certain changes in legislation or regulations.

Any repayments prior to maturity require, in the case of the Company and the Bank, the prior approval of the PRA, or in the case of the overseas issues, the approval of the local regulator for that jurisdiction and of the PRA in certain circumstances.

There are no committed facilities in existence at the balance sheet date which permit the refinancing of debt beyond the date of maturity.

Other

The 7.625% Contingent Capital Notes will be automatically transferred from investors to Barclays PLC (or another entity within the Group) for nil consideration in the event the Barclays PLC consolidated CRD IV CET1 ratio (FSA October 2012 transitional statement) falls below 7.0%.

The 7.75% Contingent Capital Notes will be automatically written-down and investors will lose their entire investment in the notes in the event the Barclays PLC consolidated CRD IV CET1 ratio (FSA October 2012 transitional statement) falls below 7.0%.

Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Subordinated Liabilities
k Subordinated liabilities

	2017	2016
	£m	£m
Undated subordinated liabilities	4,192	4,495
Dated subordinated liabilities	20,001	19,376
Total subordinated liabilities	24,193	23,871